Convertible Notes Payable and Advisory Fee Liabilities (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Convertible Notes Payable and Advisory Fee Liabilities [Abstract]
Schedule of Senior Secured Credit Facility Note Balance and Convertible Debt Balances	The senior secured credit facility note balance and convertible debt balances consisted of the following at September 30, 2023 and 2022:
	September 30,	September 30,
	2023	2022
Principal	$211,019	$5,978,891
Premiums	179,833	1,443,435
Less: debt discount	(4,672)	-
	$386,180	$7,442,326

Schedule of Convertible Debt Balances	The convertible debt balances consisted of the following at March 31, 2024 and September 30, 2023:
	March 31,	September 30,
	2024	2023
Principal	$475,295	$211,019
Premiums	335,577	179,833
Less: debt discount	-	(4,672)
	$810,872	$386,180